Adoption of New and Revised Accounting Standards	6 Months Ended
Jun. 30, 2025
Basis of presentation [Abstract]
Adoption of new and revised accounting standards

Note 4. Adoption of new and revised accounting standards

The accounting policies adopted in the preparation of the unaudited interim condensed consolidated financial statements are consistent with those followed in the preparation of the Company’s annual combined financial statements for the year ended December 31, 2024. The Company has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.